Business Combination and Goodwill (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about business combination [line items]
Summary of group's total goodwill
The Group’s total goodwill is summarized as per the table below:

	(Unaudited) At 30 June 2022	(Audited) At 31 December 2021
	USD	USD
Goodwill arising on acquisition of:
Viapool	1,450,481	—
Voltlines	10,980,457	—
Door2Door	4,059,284	—
Shotl	4,270,505	4,418,226

	20,760,727	4,418,226

Volt Lines [Member]
Disclosure of detailed information about business combination [line items]
Summary of purchase consideration
The purchase consideration and the provisional fair value of the identifiable assets and liabilities of Volt Lines at the date of acquisition are as follows:

Fair value recognized on acquisition
USD
Assets
Intangible assets	2,170,000
Property and equipment	178,561
Right of use asset	173,389
Trade and other receivables	570,966
Cash and cash equivalents	142,918

3,235,834

Liabilities
Interest-bearing loans	96,796
Trade and other payables	489,979
Convertible loan	241,506
Lease liabilities	188,010

1,016,291

Total identifiable net assets at fair value	2,219,543

Fair value of purchase consideration	13,200,000

Goodwill arising on acquisition	10,980,457

Cash flow on acquisition
USD
Net cash acquired with the subsidiary	(142,918)
Cash consideration paid	—

Purchase consideration transferred	(142,918)

Viapool [Member]
Disclosure of detailed information about business combination [line items]
Summary of purchase consideration
The purchase consideration and the provisional fair value of the identifiable assets and liabilities of Viapool at the date of acquisition are as follows:

Fair value recognized on acquisition
USD
Assets
Intangible assets	5,530,000
Right of use asset	34,524
Property and equipment	45,170
Trade and other receivables	907,040
Cash and cash equivalents	332,005

6,848,739
Liabilities
Interest-bearing loans	16,697
Trade and other payables	1,004,118
Lease liabilities	44,554

1,065,369

Total identifiable net assets at fair value	5,783,370

Non-controlling interest measured at fair value	(2,833,851)
Fair value of purchase consideration	4,400,000

Goodwill arising on acquisition	1,450,481

Cash flow onacquisition
USD
Net cash acquired with the subsidiary	(332,005)
Cash consideration paid	1,000,000

Purchase consideration transferred	667,995

Door2Door [Member]
Disclosure of detailed information about business combination [line items]
Summary of purchase consideration
The purchase consideration and the provisional fair value of the identifiable assets and liabilities of Door2Door at the date of acquisition are as follows:

Fair value recognized on acquisition
USD
Assets
Intangible assets	1,160,000
Property and equipment	48,730
Right of use asset	599,087
Trade and other receivables	250,495
Cash and cash equivalents	136,626

2,194,938
Liabilities
Interest-bearing loans	1,320,773
Trade and other payables	1,640,583
Lease liabilities	677,866

3,639,222

Total identifiable net deficit at fair value	(1,444,284)

Fair value of purchase consideration	2,615,000

Goodwill arising on acquisition	4,059,284

Cash flow on Acquisition
USD
Net cash acquired with the subsidiary	(136,626)
Cash consideration paid	1,074,842

Purchase consideration transferred	938,216